Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transaction
Related Party Transactions
The net distributions we declared and paid to Citi, as a then-wholly owned subsidiary, were as follows:

	Year ended December 31,
	2011	2010	2009
	(In thousands)
Distributions declared	$—	$3,491,556	$193,927
Distributions paid	—	3,491,556	44,927
Distributions payable	—	—	149,000
The increase in net distributions in 2010 was a direct result of the transactions executed in connection with our corporate reorganization.
The revenues we earned or expenses we incurred in connection with other material related party transactions were as follows:

	Year ended December 31,
	2011	2010	2009
	(In thousands)
Loan origination service revenues from Citi affiliates	$4,990	$10,327	$29,519
Payroll,employee benefits and shared services expenses	—	(13,463)	(34,142)
Customer service telephone support expense	(4,286)	(5,921)	(6,406)
Citi stock award expense	—	(3,244)	(5,660)
We had various agreements with various wholly owned subsidiaries of Citi, whereby we provided these affiliates with certain services related to their origination of unsecured personal, consumer and student loans. The receivables related to these loan origination services were immaterial as of December 31, 2011 and 2010.
We had arrangements with various Citigroup affiliates whereby they provided payroll processing services and paid for employee benefits and various shared services on behalf of the Company. These arrangements terminated in July 2010. Amounts due to or from affiliates under these arrangements at December 31, 2010 were immaterial.
We had an arrangement with Citicorp Data Systems, Inc. (CDS), a wholly owned subsidiary of Citi, whereby CDS provided customer service telephone support for the Company. This arrangement terminated in October 2011.
We had arrangements in relation to unvested stock awards and other payables related to stock awards for various share-based compensation plans sponsored by Citi during the period prior to our corporate reorganization. These plans are closed or no longer effective for our employees except for exercise or delivery associated with awards granted prior to our corporate reorganization. The payables to Citi related to these agreements were as follows:

	December 31,
	2011	2010
	(In thousands)
Payables related to vested Citi stock awards	$2,249	$7,501
Remaining arrangements to provide services to or receive services from Citi affiliates were immaterial during 2011, 2010, and 2009.
In November 2011, we repurchased from Citi approximately 8.9 million shares of our common stock at a price of $22.42 per share, for a total purchase price of approximately $200.0 million. The per-share purchase price was determined based on the volume-weighted average price per share of Primerica, Inc. common stock during the seven-day period prior to execution of the repurchase agreement. We funded this repurchase with funds made available by a dividend from Primerica Life to the Parent Company.
In April 2011, Citi sold 12.0 million shares of our common stock in an underwritten public offering at a price of $22.75 per share. In December 2011, Citi sold approximately 8.1 million shares of our common stock, representing all of its remaining shares of our common stock, in an underwritten public offering at a price of $22.29 per share. We did not receive any proceeds from the sale of these shares. As required by the registration rights agreement, we incurred expenses of approximately $1 million on behalf of Citi in connection with these offerings.
In 2010, the Company forgave and wrote off an expense reimbursement receivable of approximately $0.7 million due from Warburg Pincus, a significant stockholder with two representatives on our Board of Directors at the time of the forgiveness. The receivable arose out of an agreement between Citi and Warburg Pincus pursuant to which Warburg Pincus agreed to reimburse the Company for a specified portion of certain costs expected to be incurred by the Company for a business event to be held in connection with the closing of the IPO. The agreement was signed prior to our corporate reorganization. Warburg Pincus requested a waiver of the obligation in 2010, which the Audit Committee approved.